Basis of Presentation (Details) $ in Thousands		12 Months Ended
	May 19, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Basis of Presentation [Line Items]
Cash, cash equivalents and restricted cash		$ 106,474	$ 123,506	$ 104,330	$ 157,746
Exchange ratio	5.8417
Negative carrying value		2,250	11,250
Recognized gain				2,043
Newegg [Member]
Basis of Presentation [Line Items]
Net assets carrying value	$ 8,400
Cash, cash equivalents and restricted cash	11,400
Marketable securities	200
Prepaid and other assets	500
Warrant liabilities	1,200
Accrued expenses and other liabilities	$ 2,500
Lianluo Connection [Member]
Basis of Presentation [Line Items]
Negative carrying value				2,000
Consideration				0
Recognized gain				$ 2,000